Gains (losses) on disposal of assets not classified as non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Gains Losses On Disposal Of Assets Not Classified As Non-current Assets Held For Sale
Schedule of gains losses on disposal of assets not classified as non-current assets held for sale

Thousand of Reais	2025	2024	2023

Gains	164,606	1,854,664	1,038,003
Tangible and intangible assets	100,976	84,633	114,159
Investments (1)	63,630	1,770,031	923,844
Losses	(53,565)	(48,481)	(39,595)
Tangible and intangible assets	(53,565)	(48,481)	(33,956)
Investments	-	-	(5,639)
Total	111,041	1,806,183	998,408
(1)	In 2024, this refers to the Partnership operation between Banco Santander (Brasil) S.A. and Pluxee International, as per the terms described in Note 3.d. In 2023, results from the sale of 40% of Webmotors, as per Note 3.l.